Trading revenues (Tables)	12 Months Ended
Dec. 31, 2023
Trading revenues
in	2023	2022	2021
Trading revenues (CHF million) [1]
Interest rate products	(1,734)	(1,367)	1,081
Foreign exchange products	851	521	1,133
Equity/index-related products	(356)	427	1,589
Credit products	(565)	540	(1,416)
Commodity and energy products	(29)	8	(6)
Other products	(283)	(654)	(10)
Trading revenues	(2,116)	(525)	2,371
1 The classification of certain product types has been revised, prior periods have been reclassified to conform to the current presentation.